UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name: Keane Capital Management, Inc.
Address: 3440 Toringdon Way, Suite 308
Charlotte, North Carolina 28277

Form 13F File Number: 28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022

Signature, Place, and Date of Signing:

Ted Slack	Charlotte, North Carolina	February 13, 2008
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $8,865 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Form 13 F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name of Issuer	Issuer Class	CUSIP	Value (x1000)	Shs or Pm Amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Sole (A)	Shared (B)	None (C)
LIFE SCIENCES RESH INC *	COMMON	532169109	8,865	441,033	SH		Sole		441,033		

* CONFIDENTIAL TREATMENT REQUESTED